Note 3 - Transactions With Related Parties	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
3.	Transactions with Related Parties

The Manager provides the vessels with a wide range of shipping services such as chartering, technical support and maintenance, insurance, consulting, financial and accounting services, for a fixed daily fee of
$440
per vessel operating under a voyage or time charter or
$125
per vessel operating under a bareboat charter and a brokerage commission of
1.25%
on freight, hire and demurrage per vessel, as per the management agreement between the Manager and the Company. The Manager has subcontracted the technical management of some of the vessels to an affiliated ship-management company, Brave Maritime Corp. Inc. (“Brave”). This company provides technical management to the Company’s vessels for a fixed annual fee per vessel which is paid by the Manager. For the years ended
December
31,
2015,
2016
and
2017,
total brokerage commissions of
1.25%
amounted to
$1,725,683,
$1,772,240
and
$1,912,505,
respectively, and are included in “Voyage expenses – related party” in the consolidated statements of operations. For the years ended
December
31,
2015,
2016
and
2017,
the management fees were
$6,452,145,
$7,346,180
and
$7,205,490,
respectively and are included in “Management fees – related party” in the consolidated statements of operations. In addition, the Manager arranges for supervision onboard the vessels, when required, by superintendent engineers and when such visits exceed a period of five
days in a
twelve
month period, an amount of
$500
is charged for each additional day. For the years ended
December
31,
2015,
2016
and
2017,
the superintendent fees amounted to
$245,000,
$172,000
and
$125,500,
respectively, and are included in “Vessels’ operating expenses – related party” in the consolidated statements of operations.

The Manager also acts as a sales and purchase broker for the Company in exchange for a commission fee equal to
1%
of the gross sale or purchase price of vessels or companies. For the years ended
December
31,
2015,
2016
and
2017
commission fees relating to vessels purchased of
$1,925,563,
$421,639
and
$525,978,
respectively, were incurred and capitalized to the cost of the vessels. For the years ended
December
31,
2015,
2016
and
2017
the amounts of
$21,177,
$13,711
and
$119,900
were recognized as commission expenses relating to the sale of vessels and is included in the consolidated statements of operations under the caption “Net (gain)/loss on sale of vessels”.

In addition to management services, the Company reimburses the Manager for compensation of its Chief Executive Officer, its Chief Financial Officer, its Internal Auditor, its Chief Technical Officer, its Finance Manager and its Deputy Chairman and Executive Director, which reimbursements were in the amounts of
$1,077,698,
$1,114,130
and
$1,127,307,
for the years ended
December 31, 2015,
2016
and
2017,
respectively, and are included in the consolidated statements of operations under the caption “General and administrative expenses”.

The current account balance with the Manager at
December
31,
2016
and at
December
31,
2017
was a liability of
$7,890,933
and
$14,209,624,
respectively. The liability represents payments made by the Manager on behalf of the ship-owning companies.

The Company rents office space that is owned by an affiliated company of the Manager. Rental expense for the years ended
December
31,
2015,
2016
and
2017
amounted to
$72,753,
$72,907
and
$82,192,
respectively, and is included in the consolidated statements of operations under the caption “General and administrative expenses”.

In
April 2012,
the Company entered into time charter agreements for
two
of the Company’s vessels with Emihar Petroleum Inc., a company affiliated with members of the Vafias family incorporated in the Marshall Islands. The above time charter agreements expired in
August 2016
and
June 2017.
Revenue from the related party amounted to
$9,814,000,
$7,592,784
and
$1,973,643
for each of the years ended
December
31,
2015,
2016
and
2017,
respectively, and are included in the consolidated statements of operations under the caption “Revenues – related party”. In accordance with the time charter agreements for the vessels’ operating expenses, the Company paid to the Manager amounts of
$3,932,042,
$2,969,843
and
$675,408
for the years ended
December
31,
2015,
2016
and
2017,
respectively, which are included in the consolidated statements of operations under the caption “Vessels’ operating expenses – related party”. The receivable balance with Emihar Petroleum Inc. as of
December
31,
2016
and
2017,
was a receivable of
$115,599
and
nil,
respectively. Deferred income with Emihar Petroleum Inc. as of
December 31, 2016
and
2017
was
$232,774
and
nil,
respectively.

On
May 26, 2014,
the Company entered into an agreement with Brave for the supervision of the construction of eight
of its vessels for a fixed fee of Euro
390,000
per vessel. On
January 25, 2016,
the Company entered into a new supervision agreement with Brave for the supervision of the construction of four
of its newbuilding vessels for a fixed fee of Euro
490,000
per vessel. For the years ended
December 31, 2015,
2016
and
2017,
the supervision fees amounted to
$1,726,265,
$854,022,
and
$535,864,
respectively, and were capitalized to the cost of the respective vessels.